Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 22,220	$ 27,761
Digital assets		97,323	149,289
Digital asset collateral receivable		3,146	24,075
Accounts receivable, net		6,766	12,326
Prepayments		16,267	26,042
Inventory			145
Financial assets held for trading		1,290	521
Other current assets, net		6,847	9,358
Total current assets		222,715	324,536
Non-current assets:
Property and equipment, net		18,195	20,672
Goodwill		4,235	4,235
Deferred tax assets, net		12,310	7,524
Operating lease right of use assets, net		315	436
Long term investment		570	177
Total non-current assets		35,625	33,044
Total assets		258,340	357,580
Current liabilities:
Accounts payables		2,484	4,659
Contract liabilities		30,981	50,573
Long-term loan – current portion		2,000	15,000
Accrued expenses and other payables		14,117	16,060
Obligation to return collateral digital assets		6	3,349
Taxes payable		349	1,792
Operating lease liabilities, current		257	251
Total current liabilities		52,834	98,487
Non-current liabilities:
Long-term loans		3,400
Long-term payable		93,364	94,364
Deferred tax liabilities, net		14,307	14,928
Operating lease liabilities, non-current		65	197
Total non-current liabilities		111,136	109,489
Total liabilities		163,970	207,976
Commitments and contingencies (Note 19)
Shareholders’ equity:
Ordinary shares* ($0.0001 par value; 500,000,000 shares authorized; 166,696,634 and 166,613,948 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively)	[1]	17	17
Additional paid-in capital		98,405	97,166
Non-controlling interest		4,548	5,503
(Accumulated losses)/retained earnings		(8,600)	46,918
Total shareholders’ equity		94,370	149,604
Total liabilities and shareholders’ equity		258,340	357,580
Related Party
Current assets:
Amount due from related parties		68,856	75,019
Current liabilities:
Amount due to a related party		$ 2,640	$ 6,803

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.